Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts receivable	$ 79
Accounts payable
Due from affiliated companies	$ 559
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 79	$ 101
Accounts payable
Due from affiliated companies	$ 559	$ 501
Purchases from Parent and affiliates	43	93	$ 57
Interest income from Parent		24	4
Interest (expense) from Parent	(9)
Sales to Parent and affiliated companies	$ 109	$ 297	$ 347
Interest rate, related party	5.50%	5.50%	5.50%